ASSET UNDER DEVELOPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Capitalized Costs, Oil and Gas Producing Activities, Net [Abstract]
Asset under development	$ 501,022	$ 345,205
Hilli Conversion to FLNGV
Capitalized Costs, Oil and Gas Producing Activities, Net [Abstract]
Purchase price installments	495,518	344,386
Interest costs capitalized	4,187	443
Other costs capitalized	1,317	376
Asset under development	$ 501,022	345,205
Project completion period	31 months
Carrying value of vessel reclassified into assets under development	$ 31,000
Estimated cost to complete project	1,300,000
Interest costs capitalized during period	$ 3,700	$ 400